Document and Entity Information	Sep. 11, 2023
Details
Registrant CIK	0000096536
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Document Effective Date	Sep. 11, 2023
Entity Registrant Name	TAYLOR DEVICES INC
Entity Incorporation, State or Country Code	NY
Entity File Number	000-3498
Entity Tax Identification Number	16-0797789
Entity Address, Address Line One	90 Taylor Drive
Entity Address, City or Town	North Tonawanda
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14120
Entity Address, Address Description	Address of principal executive offices
Phone Fax Number Description	Registrant's telephone number, including area code
City Area Code	716
Local Phone Number	694-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false